                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                 Financial Plaza of the Pacific * P.O. Box 3170
                             Honolulu, Hawaii 96802

                                  ADMINISTRATOR
                          Aquila Management Corporation
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                                BOARD OF TRUSTEES
                            Lacy B. Herrmann, Chairman
                                 William M. Cole
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                 Stanley W. Hong
                                Theodore T. Mason
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                                    OFFICERS
                          Diana P. Herrmann, President
                  Charles E. Childs, III, Senior Vice President
                          Sherri Foster, Vice President
                     Rose F Marotta, Chief Financial Officer
                          Joseph P. DiMaggio, Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
                400 Bellevue Parkway * Wilmington, Delaware 19809

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                  100 East Broad Street * Columbus, Ohio 43271

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                   757 Third Avenue * New York, New York 10017

               Further information is contained in the Prospectus
                  which must precede or accompany this report.


                                     ANNUAL
                                     REPORT

                                 MARCH 31, 2002

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                               A CASH MANAGEMENT
                                   INVESTMENT

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                                  ANNUAL REPORT

                                                                    May 17, 2002


Dear Investor:

     We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2002.


     The Trust is comprised of three separate portfolios - Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust - each with two classes of shares. While each fund adheres to its own investment objective, they all share a common theme. That is, THERE IS ABSOLUTELY NO SUBSTITUTE FOR QUALITY IN MAINTAINING A HIGH LEVEL OF SAFETY FOR THE CASH RESERVES ENTRUSTED TO EACH FUND.

                                   ----------

     The period under review was marked by extraordinary events, the likes of which couldn't even be imagined.

     The U.S. economy limped through 2001, entering the second half of the year in a recession. Officially, the National Bureau of Economic Research declared that the U.S. economy was in a recession that had begun in March, 2001. The economic slowdown during 2001 was caused in part by the Federal Reserve's (the "Fed") restrictive monetary policy during the previous year.

     As the economy struggled, corporate profits continued to suffer, which led to job cuts and slower growth in personal income and consumption. In addition, energy prices rose, the global economy stalled and the U.S. continued to reel from the negative wealth effects due to a declining stock market. Then came the tragic events of September 11th which worsened an already fragile economy.

     The Fed responded during the year by aggressively slashing its key Federal Funds target rate, 11 times during the 2001. The target on the Federal Funds rate fell from 6.50% to 1.75% The result was a short-lived downturn. The economy rebounded during the fourth quarter as consumer confidence and spending remained remarkably strong during the period. Consumers took advantage of low interest rates as loan refinancing increased providing extra money to consumers. Retail sales held up well as businesses were able to reduce their overstocked inventories, setting the stage for a strong rebound in the economy during the first quarter of 2002. Indeed, the economy surged ahead at an annualized rate of 5.8% for the quarter ending March 31, 2002.

     Looking ahead, we are optimistic that the economy will continue to expand, albeit at a slower rate than recorded during the first quarter, while the level of inflation should remain moderate as surplus capacity and productivity gains continue to suppress prices.

     As mentioned in previous report letters, yields on money market funds move in concert with short-term interest rate policy pursued by the Fed. Consequently, as the Fed repeatedly lowered its target for short-term interest rates, the yield to investors in the Pacific Capital Funds of Cash Assets Trust has fallen. Notwithstanding the fact that short-term interest rates are at a 40-YEAR LOW, the Pacific Capital Funds of Cash Assets Trust have consistently provided a return for investors' cash reserves that has been highly competitive under the prevailing market conditions.

     Over the past couple of years, there has been a fundamental change in the way people look at their investments. Investors will always want competitive returns, yet, with the number of recent problem areas that have developed in our economy, the words most often heard these days are, "How safe is my investment?" This is especially true for investors' cash reserves. It has always been the very strongest belief of the Asset Management Group of the Bank of Hawaii, the Trust's Investment Adviser, that cash reserves of investors is one area with which one specifically does not take any undue risks in order to earn extra yield.

     Indeed, with investments in each of the funds, the Investment Adviser looks first and foremost to quality. The Investment Adviser has continuously acted with a high level of prudence in examining the creditworthiness and marketability of issuers in order to ensure that consistency in high quality standards will be provided for the safety of investor's cash reserves.

     All associated with The Pacific Capital Funds of Cash Assets Trust want to thank you for your continued support and confidence.


                                   Sincerely,


/s/  Diana P. Herrman                               /s/  Lacy B. Herrmann
---------------------                               ----------------------

Diana P. Herrmann                                       Lacy B. Herrmann
President                                               Chairman,
                                                        Board of Trustees

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose the information about you, as described above, to companies that perform marketing services for your fund or to other financial institutions with which we have joint marketing agreements.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Cash Assets Trust:

     We have audited the accompanying statements of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Cash Fund, Tax-Free Fund and Government Fund), including the statements of investments, as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
May 15, 2002

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2002

    FACE
   AMOUNT         COMMERCIAL PAPER (45.3%)                                        VALUE
------------      -------------------------------------------------------      ------------
                  Banks (18.0%)
                  -------------------------------------------------------
$ 20,000,000      Banco Ita U.S.A., 1.84%, 4/05/02  .....................      $ 19,995,911
                  LOC: Bayerische Hypo-und Vereinsbank
  20,000,000      Formosa Plastics Corp  U.S.A., 1.85%, 5/28/02 .........        19,941,417
                  LOC: Bank of America NA
  25,000,000      UBS Finance (Delaware) LLC, 1.79%, 6/06/02 ............        24,917,958
  25,000,000      Wells Fargo & Co., 1.79%, 4/02/02 .....................        24,998,758
                                                                               ------------
                                                                                 89,854,044
                                                                               ------------

                  Brokerage (9.6%)
                  -------------------------------------------------------
  24,000,000      Morgan Stanley Dean Witter & Co., 1.80%, 5/23/02 ......        23,937,600
  24,000,000      Salomon Smith Barney, Inc., 1.79%, 4/12/02 ............        23,986,873
                                                                               ------------
                                                                                 47,924,473
                                                                               ------------

                  Education (8.8%)
                  -------------------------------------------------------
  20,000,000      Harvard University, 1.72%, 4/03/02 ....................        19,998,089
  24,000,000      Yale University, 1.76%, 4/10/02 .......................        23,989,440
                                                                               ------------
                                                                                 43,987,529
                                                                               ------------

                  Finance (8.9%)
                  -------------------------------------------------------
  20,000,000      Abbey National North America Corp., 1.83%, 4/02/02 ....        19,998,983
  24,000,000      General Electric Capital Corp., 1.79%, 4/01/02 ........        24,000,000
                                                                               ------------
                                                                                 43,998,983
                                                                               ------------

                     Total Commercial Paper .............................       225,765,029
                                                                               ------------

                  U.S. GOVERNMENT AGENCIES (27.0%)
                  -------------------------------------------------------

                  Federal Farm Credit Bank (8.5%)
                  -------------------------------------------------------
  30,000,000      1.85%, 4/05/02 ........................................        29,994,133
  12,000,000      6.25%, 12/02/02 .......................................        12,290,901
                                                                               ------------
                                                                                 42,285,034
                                                                               ------------




                  Federal Home Loan Bank (11.3%)
                  -------------------------------------------------------
$  2,000,000      6.25%, 11/15/02 .......................................      $  2,049,606
   4,205,000      2.50%, 12/04/02 .......................................         4,212,875
   4,305,000      2.125%, 12/11/02 ......................................         4,301,225
   2,270,000      2.45%, 12/17/02 .......................................         2,269,848
  42,500,000      5.125%, 1/13/03 .......................................        43,415,407
                                                                               ------------
                                                                                 56,248,961
                                                                               ------------

                  Federal Home Loan Mortgage Corp. (3.3%)
                  -------------------------------------------------------
  16,000,000      6.25%, 10/15/02 .......................................        16,351,418
                                                                               ------------

                  Student Loan Marketing Association (3.9%)
                  -------------------------------------------------------
  20,000,000      2.11%, 12/18/02 .......................................        19,694,050
                                                                               ------------
                     Total U.S. Government Agencies .....................       134,579,463
                                                                               ------------


                  REPURCHASE AGREEMENTS (23.0%)
                  -------------------------------------------------------
 115,000,000      SG Cowen, 1.85%, 4/01/02 ..............................       115,000,000
                                                                               ------------
                  (Proceeds of $115,023,639 to be received at maturity)
                     Collateral: $117,700,000 Fannie Mae Discount Note,
                     due 5/31/02; Collateral Market Value $117,300,000

                  CORPORATE NOTES (3.0%)
                  -------------------------------------------------------
                  Peoples Benefit Life Insurance, Variable Rate Note
  15,000,000      2.02%, 12/30/02 (1) ...................................        15,000,000
                                                                               ------------

                  INVESTMENT COMPANIES (1.6%)
                  -------------------------------------------------------
   8,028,561      One Group Government Money Market Fund (I Shares) .....         8,028,561
                                                                               ------------
                  Total Investments (amortized cost $498,373,053 *) ..  99.9%   498,373,053
                  Other assets less liabilities ......................   0.1        557,191
                                                                       ------  ------------
                     Net Assets ...................................... 100.0%  $498,930,244
                                                                       ======  ============


* Cost for Federal tax purposes is identical.

(1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at March 31, 2002, and the maturity date reflects the next rate change date.

LOC - Letter of Credit

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2002

                                                                                 RATING
    FACE                                                                          MOODY'S/
   AMOUNT         MUNICIPAL BONDS (99.8%)                                          S&P              VALUE
-----------       -------------------------------------------------------      ------------     -------------
                  CALIFORNIA (0.7%)
                  -------------------------------------------------------
                  California State, Revenue Anticipation Notes, Series C
$ 1,000,000       1.48%, 6/28/02, Weekly Reset* .........................       MIG1/SP-1+      $   1,000,000
                                                                                                -------------
                  COLORADO (2.6%)
                  -------------------------------------------------------
                  Colorado Housing & Finance Authority Revenue
                     Bonds, Series A-1,
  3,000,000       2.65%, 10/01/30, SPA: Federal Home Loan Bank ..........       VMIG1/A-1+          3,001,994
                  Douglas County, CO School District No. 1
                     Douglas & Elbert County Tax Anticipation Notes,
  1,000,000       3.50%, 6/28/02 ........................................       MIG1/NR             1,002,418
                                                                                                -------------
                                                                                                    4,004,412
                                                                                                -------------
                  FLORIDA (1.0%)
                  -------------------------------------------------------
                  Florida State, Jacksonville Transportation Revenue
                     Bonds, Senior Lien,
  1,500,000       5.90%, 7/01/04, Prerefunded 7/01/02 @ 101 .............       Aaa/AA+             1,526,624
                                                                                                -------------
                  GEORGIA (0.7%)
                  -------------------------------------------------------
                  Albany, GA Sewer System Revenue Bonds,
  1,020,000       6.30%, 7/01/03, Prerefunded 7/01/02 @ 101 .............       Aaa/AAA             1,049,384
                  Insurance: Municipal Bond Insurance Association                               -------------

                  HAWAII (42.5%)
                  -------------------------------------------------------
                  Department of Budget and Finance of the State of
                     Hawaii State Department of Budget & Finance
                     Special Purpose Revenue Bonds (The Queen's
                     Health System), Series A
  9,957,000       1.55%, 7/01/26, Weekly Reset* .........................       VMIG1/A-1+          9,957,000
                     SPA: Morgan Guaranty Trust
                  Hawaii State Airport System Revenue, Second Series
  1,780,000       5.65%, 7/01/02 ........................................       Aaa/AAA             1,792,157
                     Insurance: Municipal Bond Insurance Association.
                  Hawaii State, General Obligation Bonds, Series BZ, ETM
  1,370,000       6.25%, 10/01/02 .......................................       Aa3/AA-             1,397,705
                  Hawaii State, General Obligation Bonds, Series CC
    500,000       5.00%, 2/01/03 ........................................       Aa3/AA-               512,144
                  Hawaii State, General Obligation Bonds, Series CE, ETM
    500,000       5.10%, 6/01/02 ........................................       Aaa/AA-               501,989
                  Hawaii State, General Obligation Bonds, Series CH
  1,000,000       4.20%, 11/01/02 .......................................       Aa3/AA-             1,012,084
                  Hawaii State, General Obligation Bonds, Series CQ

$ 1,305,000       5.00%, 10/01/02 .......................................       Aaa/AAA         $   1,325,536
                     Insurance: Financial Guaranty Insurance Corporation
                  Hawaii State, Harbor Systems Revenue Bonds, Series A
    100,000       3.00%, 7/01/02 ........................................       Aaa/AAA               100,186
                     Insurance: AMBAC Indemnity Corporation
                  Hawaii State, Harbor Systems Revenue Bonds, Series B
    240,000       3.00%, 7/01/02 ........................................       Aaa/AAA               240,338
                     Insurance: AMBAC Indemnity Corporation
                  Hawaii State, Highway Revenue Bonds, ETM
     50,000       4.50%, 7/01/02 ........................................       Aa3/AA                 50,285
                  Hawaii State Housing Finance & Development Corp.
                     Revenue Bonds, (Affordable Rental Housing
                     Program), Series A
  8,575,000       1.70%, 7/01/27, Weekly Reset* .........................       VMIG1/NR            8,575,000
                     Letter of Credit: Banque Nationale Paris
                  Hawaii State Housing Finance & Development Corp.
                     Revenue Bonds (Rental Housing System),
                     Series 89 A,
  2,700,000       1.51%, 7/01/27, Weekly Reset*, ........................       VMIG1/NR            2,700,000
                     Letter of Credit: Banque Nationale Paris
                  Hawaii University System Revenue Bonds, Series B
    460,000       3.00%, 10/01/02 .......................................       Aaa/AAA               462,155
                     Insurance: Financial Security Assurance
                  Honolulu City & County,
                     HI Board of Water Supply Revenue Bonds
    500,000          4.00%, 7/01/02 .....................................       Aa3/AA                502,535
                  Honolulu City & County, HI General Obligation Bonds,
                     Commercial Paper Notes
  3,100,000          1.25%, 5/06/02 .....................................       P-1/A-1+            3,100,000
                     LOC: Westdeutsche Landesbank
                  Honolulu City & County, HI General Obligation Bonds
                     Series A
    500,000       5.00%, 7/01/02 ........................................         Aaa/AAA             503,464
                     Insurance: Financial Guaranty Insurance Corporation
                  Honolulu City & County, HI General Obligation Bonds
                  Series A
  6,000,000       1.35%,1/01/04, Weekly Reset* ..........................       VMIG1/A-1+          6,000,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation Bonds
                     Series A

$   800,000       1.35%, 1/01/05, Weekly Reset* .........................       VMIG1/A-1+      $     800,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation Bonds
                     Series A
  3,150,000       1.35%, 1/01/10, Weekly Reset* .........................       VMIG1/A-1+          3,150,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation Bonds
                  Series A
  1,220,000       1.35%, 1/01/15, Weekly Reset* .........................       VMIG1/A-1+          1,220,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation Bonds
                     Series A
  6,225,000       1.35%, 1/01/16, Weekly Reset* .........................       VMIG1/A-1+          6,225,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation Bonds
                     Series A
  5,645,000       1.35%, 1/01/17, Weekly Reset* .........................       VMIG1/A-1+          5,645,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation Bonds
                     Series A
  1,255,000       1.35%, 1/01/18, Weekly Reset* .........................       VMIG1/A-1+          1,255,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation Bonds
                     Series A
  1,645,000       1.35%, 1/01/19, Weekly Reset* .........................       VMIG1/A-1+          1,645,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation Bonds
                     Series B, ETM
    300,000       5.00%, 11/01/02 .......................................       VMIG1/A-1+            305,277
                     Insurance: Financial Guaranty Insurance Corporation
                  Honolulu City & County, HI General Obligation Bonds
                     Series C
  3,000,000       2.85%, 12/01/13, Mandatory Put 12/04/02 @ 100 .........       VMIG1/A-1+          3,015,899
                     Insurance: Financial Guaranty Insurance Corporation
                     SPA: FGIC-SPI
                  Honolulu City & County, HI General Obligation Bonds
                     Series One
    200,000       5.70%, 6/01/02 ........................................       Aa3/AA-               201,017
                  Secondary Market Services Corp., Hawaii Student
                     Loan Revenue Bonds, Senior Series I

$ 1,600,000       1.65%, 9/01/10, Weekly Reset* .........................       VMIG1/A-1+      $   1,600,000
                     Letter of Credit: Student Loan Marketing Assoc.
                  Secondary Market Services Corp. Hawaii Student
                     Loan Revenue Bonds, Senior Series II
  1,100,000       1.65%, 9/01/35, Weekly Reset* .........................       VMIG1/NR            1,100,000
                                                                                                -------------
                     Letter of Credit: Student Loan Marketing Assoc.
                                                                                                   64,894,771
                                                                                                -------------
                  IDAHO (3.6%)
                  -------------------------------------------------------
                  Idaho Health Facilities Authority Revenue Bonds
                     (St. Lukes Regional Medical Center Project)
  5,525,000       1.40%, 5/01/22, Daily Reset* ..........................       VMIG1/NR            5,525,000
                                                                                                -------------
                  Letter of Credit: Bayerische Landesbank

                  ILLINOIS (2.0%)
                  -------------------------------------------------------
                  Madison County, IL Environmental Improvement
                     Revenue Bonds (Shell Wood River Refining Project)
  1,910,000       1.60%, 4/01/32, Daily Reset* ..........................       VMIG1/A-1+          1,910,000
                  Southwestern, IL Environmental Improvement
                     Revenue Bonds (Shell Wood River Refining Project)
  1,100,000       1.60%, 11/01/25, Daily Reset* .........................       VMIG1/A-1+          1,100,000
                                                                                                -------------
                                                                                                    3,010,000
                                                                                                -------------
                  INDIANA (5.2%)
                  -------------------------------------------------------
                  Indiana Transportation Finance Authority Revenue
                     Bonds, Series A
  2,475,000       6.25%, 11/01/16, Prerefunded 11/01/02 @ 102 ...........       Aaa/NR              2,588,223
                  Indianapolis, IN Economic Development Revenue
                     Bonds (Jewish Federation Campus)
  4,780,000       1.50%, 4/01/05, Weekly Reset* .........................       VMIG1/NR            4,780,000
                     Letter of Credit: NBD Bank
                  Purdue University, IN University Revenue Bonds
                     (Student Fee), Series L
    100,000       3.16%, 7/01/02 ........................................       Aa2/AA                100,239
                  Purdue University, IN University Revenue Bonds
                     (Student Fee), Series L
    500,000       3.17%, 7/01/02 ........................................       Aa2/AA                501,198
                                                                                                -------------
                                                                                                    7,969,660


                                                                                       -------------
                  IOWA (0.7%)
                  -------------------------------------------------------
                  Iowa Higher Education Loan Authority Revenue Bonds
                     (Loras College Project)
$ 1,030,000       1.40%, 11/01/30, Daily Reset* .........................       NR/A-1+         $   1,030,000
                                                                                                -------------
                     Letter of Credit: LaSalle Bank N.A.

                  LOUISIANA (2.2%)
                  -------------------------------------------------------
                  St. Charles Parish, LA Pollution Control Revenue Bonds
                     (Shell Oil Co. Project), Series A
  1,000,000       1.60%, 10/01/22 Daily Reset* ..........................       VMIG1/A-1+          1,000,000
                  St. Charles Parish, LA Pollution Control Revenue Bonds
                     (Shell Oil Co.-Norco Project)
  2,300,000       1.60%, 9/01/23, Daily Reset* ..........................       NR/A-1+             2,300,000
                                                                                                -------------
                                                                                                    3,300,000
                                                                                                -------------
                  MICHIGAN (4.1%)
                  -------------------------------------------------------
                  Detroit, MI Sewer Disposal Revenue Bonds, Second
                     Lien Series E
  1,500,000       2.12%, 7/01/31 ........................................       VMIG1/A-1+          1,500,000
                     Insurance: Financial Guaranty Insurance
                     Corporation, SPA: FGIC-SPI
                  Eastern Michigan University, MI University
                     Revenue Bonds
  2,250,000       1.45%, 6/01/27, Daily Reset* ..........................       Aaa/A-1+            2,250,000
                     Insurance: Financial Guaranty Insurance
                     Corporation, SPA: FGIC-SPI
                  Michigan State, Building Authority Revenue Bonds
                     Series I
  1,000,000       5.40%, 10/01/03, Prerefunded 10/01/02 @ 102                   Aa1/AA+             1,035,704
                  Michigan State, Strategic Fund Ltd. Revenue Bonds
                     (Village at Ann Arbor LLC Project), Series A
  1,485,000       1.50%, 2/15/34, Weekly Reset* .........................       VMIG1/NR            1,485,000
                                                                                                -------------
                     Letter of Credit: FannieMae Credit Facility
                                                                                                    6,270,704
                                                                                                -------------
                  MINNESOTA (8.8%)
                  -------------------------------------------------------
                  Cohasset, MN Revenue Bonds (Minnesota Power
                     & Light Co. Project) Revenue, Series A
  3,200,000       1.40%, 6/01/20, Daily Reset* ..........................       NR/A-1+             3,200,000
                     Letter of Credit: ABN Amro Bank N.V.

                  Cohasset, MN Revenue Bonds (Minnesota Power
                     & Light Co. Project) Revenue, Series B
$ 875,000         1.40%, 6/01/13, Daily Reset* ..........................       NR/A-1+         $     875,000
                     Letter of Credit: ABN Amro Bank N.V.
                  Cohasset, MN Revenue Bonds (Minnesota Power
                     & Light Co. Project) Revenue, Series C
  1,450,000       1.40%, 6/01/13, Daily Reset* ..........................       NR/A-1+             1,450,000
                     Letter of Credit: ABN Amro Bank N.V.
                  Cohasset, MN Revenue Bonds (Minnesota Power
                     & Light Co. Project) Revenue, Series D
  500,000         1.40%, 12/01/07, Daily Reset* .........................       NR/A-1+               500,000
                     Letter of Credit: ABN Amro Bank N.V.
                  Hennepin County, MN General Obligation Bonds
                     Series B
  190,000         1.40%, 12/01/20, Weekly Reset* ........................       VMIG1/A-1+            190,000
                  SPA: Landesbank Hessen Thuringen
                  Hennepin County, MN General Obligation Bonds
                     Series C
  955,000         1.40%, 12/01/04, Weekly Reset* ........................       VMIG1/A-1+            955,000
                     SPA: Westdeutsche Landesbank
                  Minneapolis, MN General Obligation Bonds
  300,000         1.40%, 12/01/10, Weekly Reset* ........................       VMIG1/A-1             300,000
                     SPA: Bayerische Vereinsbank
                  Minneapolis, MN General Obligation Bonds
                     (Convention Center)
  1,890,000       1.40%, 12/01/09, Weekly Reset* ........................       VMIG1/A-1           1,890,000
                     SPA: Bayerische Vereinsbank
                  Minneapolis, MN General Obligation Bonds
                     (Convention Center)
  2,100,000       1.40%, 12/01/18, Weekly Reset* ........................       VMIG1/A-1           2,100,000
                     SPA: Bayerische Vereinsbank
                  Minneapolis, MN General Obligation Bonds
                     (Convention Center)
  345,000         1.40%, 12/01/18, Weekly Reset* ........................       VMIG1/A-1             345,000
                     SPA: Bayerische Vereinsbank
                  Minneapolis, MN General Obligation Bonds, Series B
  195,000         1.40%, 12/01/05, Weekly Reset* ........................       VMIG1/A-1             195,000
                     SPA: Bayerische Vereinsbank
                  Minneapolis, MN General Obligation Bonds, Series B
  515,000         1.40%, 12/01/07, Weekly Reset* ........................       VMIG1/A-1             515,000
                  SPA: Bayerische Vereinsbank

                  Minneapolis, MN Sales Tax General Obligation Bonds
$   950,000       5.90%, 10/01/02 .......................................       Aa1/AAA         $     970,017
                                                                                                -------------
                                                                                                   13,485,017
                                                                                                -------------
                  MISSOURI (7.3%)
                  -------------------------------------------------------
                  Kansas City, MO Industrial Development Authority
                     Revenue Bonds, (Ewing Marion Kaufman Fund)
  6,200,000       1.40%, 4/01/27, Daily Reset* ..........................       NR/A-1+             6,200,000
                  Kansas City, MO Industrial Development Authority
                     Revenue Bonds, Series A
  1,090,000       1.40%, 4/01/27, Daily Reset* ..........................       NR/A-1+             1,090,000
                  Missouri State, Health & Education Facilities Revenue
                     Bonds (St. Louis University), Series A
    200,000       1.45%, 10/01/09, Daily Reset* .........................       VMIG1/A-1+            200,000
                     SPA: Bank of America N.A.
                  Missouri State, Health & Education Facilities Revenue
                     Bonds (St. Louis University), Series B
  3,290,000       1.45%, 10/01/24, Daily Reset* .........................       VMIG1/A-1+          3,290,000
                     SPA: Bank of America N.A.
                  Missouri State, Health & Educational Facilities Revenue
                     Bonds (Washington University), Series D
    400,000       1.40%, 9/01/30 Daily Reset* ...........................       VMIG1/A-1+            400,000
                                                                                                -------------
                     SPA: JP Morgan
                                                                                                   11,180,000
                                                                                                -------------
                  MONTANA (1.6%)
                  -------------------------------------------------------
                  Montana State, Health Facilities Authority Revenue
                     Bonds, Series A,
  2,520,000       1.50%, 12/01/15, Weekly Reset* ........................       VMIG1/A-1+          2,520,000
                                                                                                -------------
                     Insurance: Financial Guaranty Insurance Corporation
                     SPA: Wells Fargo

                  NEBRASKA (0.7%)
                  -------------------------------------------------------
                  Douglas County, NE School District No. 17, General
                     Obligation Bonds,
  1,000,000       3.00%, 11/15/02 .......................................       Aaa/AAA             1,005,222
                                                                                                -------------
                     Insurance: Financial Security Assurance

                  NEW JERSEY (0.5%)
                  -------------------------------------------------------
                  New Jersey Economic Development Authority Revenue
                     Bonds, School Facilities Construction, Series A
    700,000       4.00%, 6/15/02 ........................................       Aa2/AA                701,990


                                                                                                -------------
                  NEW YORK (0.7%)
                  -------------------------------------------------------
                  New York State, Revenue Anticipation Notes, Series A
$ 1,000,000       3.00%, 4/12/02 ........................................       MIG1/SP-1+      $   1,000,314
                                                                                                -------------

                  NORTH CAROLINA (2.9%)
                  -------------------------------------------------------
                  Durham County, NC General Obligation Bonds
                     (Public Improvement Project)
  2,975,000       1.45%, 2/01/11, Weekly Reset* .........................       VMIG1/A-1           2,975,000
                     SPA: Wachovia Bank of North Carolina
                  Durham County, NC General Obligation Bonds
                     (Public Improvement Project)
  1,475,000       1.45%, 2/01/13, Weekly Reset* .........................       VMIG1/A-1           1,475,000
                     SPA: Wachovia Bank of North Carolina                                       -------------

                                                                                                    4,450,000
                                                                                                -------------
                  OHIO (0.7%)
                  -------------------------------------------------------
                  Ohio State Building Authority, Adult Correction Facility
                     Revenue Bonds, Series A
  1,000,000       5.00%, 10/01/02 .......................................       Aa2/AA              1,015,737
                                                                                                -------------
                  OREGON (1.2%)
                  -------------------------------------------------------
                  Oregon State, State Board Higher Education General
                     Obligation Bonds, Series A
    900,000       2.50%, 8/01/02 ........................................       Aa2/AA                901,781
                  Port Morrow, OR Pollution Control Revenue Bonds
  1,000,000       6.38%, 4/01/08, Prerefunded 4/01/02 @ 100                     Aaa/NR              1,000,000
                                                                                                -------------
                                                                                                    1,901,781
                                                                                                -------------
                  PENNSYLVANIA (0.7%)
                  -------------------------------------------------------
                  Bethlehem, PA Water Authority Revenue Bonds
                     Series A
  1,100,000       6.10%, 11/15/21, Prerefunded 11/15/02 @ 100 ...........       Aaa/AAA             1,130,619
                     Insurance: Municipal Bond Insurance Association                            -------------

                  TEXAS (7.3%)
                  -------------------------------------------------------
                  Gulf Coast Waste Disposal Authority, TX Revenue
                     Bonds, (Amoco Oil Co. Project)
  3,000,000       1.60%, 7/01/27, Daily Reset* ..........................       VMIG1/AA+           3,000,000
                  Lower Neches Valley Authority, TX Pollution Control
                     Revenue Bonds (Chevron U.S.A., Inc. Project)
  1,500,000       1.35%, 2/15/17, Semi-Annual Reset* ....................       P-1/A-1+            1,500,000

                  Texas State, General Obligation Bonds, Series C
$ 1,400,000       5.50%, 4/01/20, Prerefunded 4/01/02 @ 102                     NR/AA           $   1,428,000
                  Texas State, Tax & Revenue Anticipation Notes, Series A
  3,000,000       3.75%, 8/29/02 ........................................       MIG1/SP-1+          3,015,643
                  West Side Calhoun County, TX Sewer & Solid Waste
                     Disposal Revenue Bonds (BP Chemicals, Inc. Project)
  2,200,000       1.60%, 4/01/31, Daily Reset* ..........................       P-1/A-1+            2,200,000
                                                                                                -------------
                                                                                                   11,143,643
                                                                                                -------------
                  UTAH (0.6%)
                  -------------------------------------------------------
                  University of Utah, Auxiliary & Campus Facilities
                     Revenue Bonds, Series A
  1,000,000       1.45%, 4/01/27, Weekly Reset* .........................       VMIG1/A-1           1,000,000
                     SPA: Bank of Nova Scotia                                                   -------------

                  WASHINGTON (0.9%)
                  -------------------------------------------------------
                  Seattle, WA Water System Revenue Bonds
  1,000,000       1.34%, 9/01/25, Weekly Reset* .........................       VMIG1/A-1+          1,000,000
                     Letter of Credit: Bayerische Landesbank
                  Washington State Health Care Facility Authority
                     Revenue Bonds (Fred Hutchinson Cancer
                     Research Center), Series A
  400,000         1.45%, 1/01/18, Daily Reset* ..........................       VMIG1/NR              400,000
                                                                                                -------------
                     Letter of Credit: Morgan Guaranty Trust                                        1,400,000
                                                                                                -------------

                  WISCONSIN (0.6%)
                  -------------------------------------------------------
                  Milwaukee, WI Metropolitan Sewer District General
                     Obligation Bonds, Series A, ETM
  950,000         6.70%, 10/01/02 .......................................       Aa1/NR                972,465
                                                                                                -------------
                     Total Municipal Bonds ..............................                         152,487,343
                                                                                                -------------

                     Total Investments (Amortized Cost $152,487,343**)           99.8%            152,487,343
                     Other assets less liabilities ......................         0.2                 249,095
                                                                                ------          -------------
                     Net Assets .........................................       100.0%          $ 152,736,438
                                                                                ======          =============

(a)   Cost for Federal tax purposes is identical.
* Variable rate obligation payable at par on demand at any time on no more than seven days notice.
**    Cost for Federal tax purposes is identical.
AMBAC - American Municipal Bond Assurance Corp.
ETM - Escrowed to Maturity
SPA - Standby Bond Purchase Agreement


                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2002

  FACE
  AMOUNT          U.S. GOVERNMENT AGENCIES (88.7%)                                 VALUE
------------      -------------------------------------------------------       -------------
                  FEDERAL FARM CREDIT BANK (3.9%)
                  -------------------------------------------------------
$ 25,000,000      1.75%, 4/23/02 ........................................       $  24,973,264
   5,000,000      6.18%, 8/05/02 ........................................           5,074,078
                                                                                -------------
                                                                                   30,047,342
                  FEDERAL HOME LOAN BANK (75.0%)
                  -------------------------------------------------------
 190,000,000      1.61%, 4/01/02 ........................................         190,000,000
  25,000,000      2.04%, 4/05/02 ........................................          24,994,334
  25,000,000      1.74%, 4/10/02 ........................................          24,989,125
  65,000,000      1.69%, 4/19/02 ........................................          64,945,075
  50,000,000      1.76%, 5/03/02 ........................................          49,921,778
  25,000,000      1.73%, 5/10/02 ........................................          24,953,281
  25,000,000      1.75%, 5/15/02 ........................................          24,946,528
  40,000,000      1.74%, 5/22/02 ........................................          39,901,400
  20,000,000      1.79%, 5/24/02 ........................................          19,947,294
  12,000,000      1.79%, 6/05/02 ........................................          11,961,217
  40,000,000      1.82%, 6/07/02 ........................................          39,864,511
  29,000,000      1.83%, 6/14/02 ........................................          28,890,912
  25,000,000      1.85%, 8/21/02 ........................................          24,817,569
   2,000,000      2.45%, 12/17/02 .......................................           1,999,866
                                                                                -------------
                                                                                  572,132,890
                                                                                -------------
                  STUDENT LOAN MARKETING ASSOCIATION (9.8%)
                  -------------------------------------------------------
  45,000,000      1.75%, 10/25/01 .......................................          44,801,064
  20,000,000      2.00%, 9/18/02 ........................................          19,811,111
  10,000,000      2.11%, 12/18/02 .......................................           9,847,025
                                                                                -------------
                                                                                   74,459,200
                                                                                -------------
                     Total U.S.  Government Agencies ....................         676,639,432
                                                                                -------------
                  U.S.  TREASURY BILLS (11.1%)
                  -------------------------------------------------------
  85,000,000      1.71%, 4/25/02 ........................................          84,903,100
                                                                                -------------

                  INVESTMENT COMPANY (0.3%)
                  -------------------------------------------------------
   2,708,675      One Group Government Money Market Fund (I Shares)                 2,708,675
                                                                                -------------

                     Total Investments (amortized cost $764,251,207*).  100.1%    764,251,207
                     Other assets less liabilities ...................   (0.1)     (1,046,655)
                                                                        ------  -------------
                     Net Assets ......................................  100.0%  $ 763,204,552
                                                                        ======  =============

                   (*) Cost for Federal tax purposes is identical.


                 See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2002

                                                                                    CASH             TAX-FREE            GOVERNMENT
                                                                                    FUND               FUND                 FUND
                                                                                ------------       -------------        ------------
ASSETS:
   Investments at value
      (cost $383,373,053, $152,487,343 and $764,251,207,
      respectively) .....................................................       $383,373,053       $ 152,487,343        $764,251,207
   Repurchase agreements (cost $115,000,000) ............................        115,000,000                  --                  --
   Cash .................................................................                 --               6,326                  --
   Interest receivable ..................................................          1,374,917             807,039              71,615
   Other assets .........................................................              7,145                 370                 240
                                                                                ------------       -------------        ------------
      Total Assets ......................................................        499,755,115         153,301,078         764,323,062
                                                                                ------------       -------------        ------------
LIABILITIES:
   Dividends payable ....................................................            521,019             125,134             764,519
   Payable for investment securities purchased ..........................                 --             340,524                  --
   Adviser and Administrator fees payable ...............................            193,865              50,049             234,250
   Distribution fees payable ............................................             33,360              11,157              87,923
   Accrued expenses .....................................................             76,627              37,776              31,818
                                                                                ------------       -------------        ------------
      Total Liabilities .................................................            824,871             564,640           1,118,510
                                                                                ------------       -------------        ------------
   NET ASSETS ...........................................................       $498,930,244       $ 152,736,438        $763,204,552
                                                                                ============       =============        ============
NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $ 01 per share ..........................................       $  4,989,243       $   1,527,349        $  7,631,368
   Additional paid-in capital ...........................................        493,934,850         151,360,309         755,505,557
   Undistributed (overdistributed) net investment income ................              6,151            (151,220)             67,627
                                                                                ------------       -------------        ------------
                                                                                $498,930,244       $ 152,736,438        $763,204,552
                                                                                ============       =============        ============
SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ........................................................       $353,305,281       $ 100,399,543        $306,023,836
                                                                                ============       =============        ============
      Shares outstanding ................................................        353,529,417         100,398,474         305,994,984
                                                                                ============       =============        ============
      Net asset value per share .........................................              $1.00               $1.00               $1.00
                                                                                ============       =============        ============
   Service Shares Class:
      Net Assets ........................................................       $145,624,963       $  52,336,895        $457,180,716
                                                                                ============       =============        ============
      Shares outstanding ................................................        145,394,904          52,336,421         457,141,802
                                                                                ============       =============        ============
      Net asset value per share .........................................              $1.00               $1.00               $1.00
                                                                                ============       =============        ============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31, 2002

                                                                                    CASH            TAX-FREE          GOVERNMENT
                                                                                    FUND              FUND                FUND
                                                                                ------------       -----------       ------------
INVESTMENT INCOME:

   Interest income ........................................................     $ 16,656,823       $ 3,808,141       $ 19,944,638
                                                                                ------------       -----------       ------------

EXPENSES:
   Investment Adviser fees (note 3) .......................................        1,970,559           447,878          2,137,852
   Administrator fees (note 3) ............................................          698,692           164,093            497,118
   Distribution fees (note 3) .............................................          460,945           154,592          1,018,568
   Trustees' fees and expenses ............................................          129,512            49,737            108,292
   Legal fees .............................................................           65,627            19,694             68,416
   Shareholders' reports ..................................................           48,926             8,060             22,860
   Transfer and shareholder servicing agent fees ..........................           30,785            22,846             24,285
   Fund accounting fees ...................................................           30,013            30,293             30,030
   Insurance ..............................................................           27,467             8,207             30,104
   Audit and accounting fees ..............................................           25,332            19,262             20,500
   Custodian fees .........................................................           23,127             6,781             11,522
   Registration fees and dues .............................................           15,794             3,743             11,004
   Miscellaneous ..........................................................           12,411             6,439             35,167
                                                                                ------------       -----------       ------------
   Total expenses .........................................................        3,539,190           941,625          4,015,718
   Expenses paid indirectly (note 6) ......................................          (13,169)               --             (8,130)
                                                                                ------------       -----------       ------------
   Net expenses ...........................................................        3,526,021           941,625          4,007,588
                                                                                ------------       -----------       ------------
Net investment income .....................................................       13,130,802         2,866,516         15,937,050
Net realized gain from securities transactions ............................          197,334                45             52,048
                                                                                ------------       -----------       ------------

Net increase in net assets resulting from operations ......................     $ 13,328,136       $ 2,866,561       $ 15,989,098
                                                                                ============       ===========       ============


                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                          CASH FUND                               TAX-FREE FUND
                                             -----------------------------------        --------------------------------
                                                  Year                Year                  Year               Year
                                                  Ended               Ended                 Ended             Ended
                                             March 31, 2002      March 31, 2001         March 31, 2002    March 31, 2001
                                             ---------------     ---------------        --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ...............     $    13,130,802     $    34,889,237        $   2,866,516     $   4,676,177
   Net realized gain (loss)
      from securities transactions .....             197,334             180,534                   45                 9
                                             ---------------     ---------------        -------------     -------------
   Change in net assets
      resulting from operations ........          13,328,136          35,069,771            2,866,561         4,676,186
                                             ---------------     ---------------        -------------     -------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares ..................          (8,757,054)        (23,573,272)          (1,770,699)       (3,045,910)
      Service Shares ...................          (4,373,748)        (11,315,968)          (1,096,414)       (1,630,270)
                                             ---------------     ---------------        -------------     -------------
      Total dividends to shareholders
      from net investment income .......         (13,130,802)        (34,889,240)          (2,867,113)       (4,676,180)
                                             ---------------     ---------------        -------------     -------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares ..................       1,025,896,565       1,189,421,376          161,763,873       220,494,187
      Service Shares ...................         332,753,074         551,244,651           76,642,314        78,052,725
                                             ---------------     ---------------        -------------     -------------
                                               1,358,649,639       1,740,666,027          238,406,187       298,546,912
                                             ---------------     ---------------        -------------     -------------
      Reinvested dividends and
      distributions:
      Original Shares ..................             212,513             440,228               90,335           102,162
      Service Shares ...................           5,057,859          11,262,288            1,178,090         1,643,226
                                             ---------------     ---------------        -------------     -------------
                                                  5,270,372          11,702,516             1,268,425         1,745,388
                                             ---------------     ---------------        -------------     -------------
      Cost of shares redeemed:
      Original Shares ..................      (1,037,201,135)     (1,338,658,170)        (162,477,738)     (219,993,644)
      Service Shares ...................        (413,350,343)       (515,858,167)         (79,912,782)      (75,961,888)
                                             ---------------     ---------------        -------------     -------------
                                              (1,450,551,478)     (1,854,516,337)        (242,390,520)     (295,955,532)
                                             ---------------     ---------------        -------------     -------------
      Change in net assets
      from capital share transactions ..         (86,631,467)       (102,147,794)          (2,715,908)        4,336,768
                                             ---------------     ---------------        -------------     -------------
 Total change in net assets ...........          (86,434,133)       (101,967,263)          (2,716,460)        4,336,774

   NET ASSETS:
      Beginning of period ..............         585,364,377         687,331,640          155,452,898       151,116,124
                                             ---------------     ---------------        -------------     -------------
      End of period ....................     $   498,930,244     $   585,364,377        $ 152,736,438     $ 155,452,898
                                             ===============     ===============        =============     =============

                                                      GOVERNMENT FUND
                                             -----------------------------------
                                                   Year               Year
                                                  Ended              Ended
                                              March 31, 2002     March 31, 2001
                                             ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ...............     $    15,937,050     $    27,177,574
   Net realized gain (loss)
      from securities transactions .....              52,048              (1,298)
                                             ---------------     ---------------
   Change in net assets
      resulting from operations ........          15,989,098          27,176,276
                                             ---------------     ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares ..................          (6,207,800)         (8,495,952)
      Service Shares ...................          (9,729,265)        (18,681,612)
                                             ---------------     ---------------
      Total dividends to shareholders
      from net investment income .......         (15,937,065)        (27,177,564)
                                             ---------------     ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares ..................       1,230,686,679         485,087,392
      Service Shares ...................       1,436,227,115       1,309,461,793
                                             ---------------     ---------------
                                               2,666,913,794       1,794,549,185
                                             ---------------     ---------------
      Reinvested dividends and
      distributions:
      Original Shares ..................             113,295             121,323
      Service Shares ...................          10,785,899          18,404,173
                                             ---------------     ---------------
                                                  10,899,194          18,525,496
                                             ---------------     ---------------
      Cost of shares redeemed:
      Original Shares ..................      (1,075,823,438)       (499,868,675)
      Service Shares ...................      (1,321,495,959)     (1,289,539,902)
                                             ---------------     ---------------
                                              (2,397,319,397)     (1,789,408,577)
                                             ---------------     ---------------
      Change in net assets
      from capital share transactions ..         280,493,591          23,666,104
                                             ---------------     ---------------
 Total change in net assets ...........          280,545,624          23,664,816

   NET ASSETS:
      Beginning of period ..............         482,658,928         458,994,112
                                             ---------------     ---------------
      End of period ....................     $   763,204,552     $   482,658,928
                                             ===============     ===============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

     Asset Management Group of Bank of Hawaii (formerly Pacific Century Trust) (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

     Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

     Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2002.

b)   DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

c)   OTHER RELATED PARTY TRANSACTIONS:

     For the year ended March 31, 2002, the following amounts were accrued for legal fees: Cash Fund $65,627; Tax-Free Fund $19,694; Government Fund $68,416. Of these amounts, $63,214, $19,052 and $66,125, respectively, were allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4.   DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

5.   GUARANTEES OF CERTAIN COMMERCIAL PAPER

     Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.   EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.   PORTFOLIO ORIENTATION

     Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------

                                                        ORIGINAL SHARES                            SERVICE SHARES
                                              ---------------------------------------    ----------------------------------------
                                                       Year Ended March 31,                       Year Ended March 31,
                                              ---------------------------------------    ----------------------------------------
                                               2002    2001     2000     1999    1998     2002     2001    2000     1999     1998
                                              -----   -----    -----    -----   -----    -----    -----   -----    -----    -----
Net asset value, beginning of period .......  $1.00   $1.00    $1.00    $1.00   $1.00    $1.00    $1.00   $1.00    $1.00    $1.00
                                              -----   -----    -----    -----   -----    -----    -----   -----    -----    -----
Income from investment operations:
   Net investment income ...................   0.03    0.06     0.05     0.05    0.05     0.02     0.05    0.05     0.05     0.05
                                              -----   -----    -----    -----   -----    -----    -----   -----    -----    -----
Less distributions:
   Dividends from net investment income ....  (0.03)  (0.06)   (0.05)   (0.05)  (0.05)   (0.02)   (0.05)  (0.05)   (0.05)   (0.05)
                                              -----   -----    -----    -----   -----    -----    -----   -----    -----    -----
Net asset value, end of period .............  $1.00   $1.00    $1.00    $1.00   $1.00    $1.00    $1.00   $1.00    $1.00    $1.00
                                              =====   =====    =====    =====   =====    =====    =====   =====    =====    =====

Total return ...............................  2.52%   5.90%    4.89%    4.90%   5.15%    2.27%    5.63%   4.63%    4.64%    4.88%

Ratios/supplemental data
   Net assets, end of period (in millions) .   $353    $364     $513     $418    $419     $146    $221    $174     $163     $113
   Ratio of expenses to average net assets .  0.58%   0.57%    0.56%    0.57%   0.58%    0.83%    0.82%   0.81%    0.81%    0.83%
   Ratio of net investment income to
      average net assets ...................  2.51%   5.77%    4.80%    4.79%   5.03%    2.36%    5.49%   4.53%    4.51%    4.77%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .  0.57%   0.57%    0.56%    0.56%   0.57%    0.82%    0.82%   0.81%    0.81%    0.82%

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------

                                                                ORIGINAL SHARES                            SERVICE SHARES
                                                    ---------------------------------------    -------------------------------------
                                                             Year Ended March 31,                       Year Ended March 31,
                                                    ---------------------------------------    -------------------------------------
                                                     2002    2001     2000    1999     1998     2002    2001    2000    1999   1998
                                                    -----   -----    -----   -----    -----    -----   -----   -----   -----  -----
Net asset value, beginning of period ............   $1.00   $1.00    $1.00   $1.00    $1.00    $1.00   $1.00   $1.00   $1.00  $1.00
                                                    -----   -----    -----   -----    -----    -----   -----   -----   -----  -----

Income from investment operations:
   Net investment income ........................    0.02    0.04     0.03    0.03     0.03     0.02    0.03    0.03    0.03   0.03
                                                    -----   -----    -----   -----    -----    -----   -----   -----   -----  -----
Less distributions:
   Dividends from net investment income .........   (0.02)  (0.04)   (0.03)  (0.03)   (0.03)   (0.02)  (0.03)  (0.03)  (0.03) (0.03)
                                                    -----   -----    -----   -----    -----    -----   -----   -----   -----  -----
Net asset value, end of period ..................   $1.00   $1.00    $1.00   $1.00    $1.00    $1.00   $1.00   $1.00   $1.00  $1.00
                                                    =====   =====    =====   =====    =====    =====   =====   =====   =====  =====
Total return ....................................   2.00%   3.58%    2.95%   2.91%    3.08%    1.75%   3.32%   2.70%   2.65%  2.83%

Ratios/supplemental data
   Net assets, end of period (in millions) ......    $100    $101     $100    $83      $77      $52     $54     $51     $48    $37
   Ratio of expenses to average net  assets .....   0.51%   0.53%    0.52%   0.54%    0.63%    0.77%   0.78%   0.77%   0.79%  0.88%
   Ratio of net investment income to average net
     assets .....................................   1.94%   3.50%    2.93%   2.85%    3.04%    1.77%   3.26%   2.66%   2.64%  2.79%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......   0.51%   0.53%    0.52%   0.53%    0.63%    0.77%   0.78%   0.77%   0.78%  0.88%

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------

                                                                ORIGINAL SHARES                            SERVICE SHARES
                                                    ---------------------------------------    -------------------------------------
                                                             Year Ended March 31,                       Year Ended March 31,
                                                    ---------------------------------------    -------------------------------------
                                                     2002    2001     2000    1999     1998     2002    2001    2000    1999   1998
                                                    -----   -----    -----   -----    -----    -----   -----   -----   -----  -----
Net asset value, beginning of period .............  $1.00   $1.00    $1.00   $1.00    $1.00    $1.00   $1.00   $1.00   $1.00  $1.00
                                                    -----   -----    -----   -----    -----    -----   -----   -----   -----  -----

Income from investment operations:
   Net investment income .........................   0.03    0.06     0.05    0.04     0.05     0.02    0.05    0.04    0.04   0.05
                                                    -----   -----    -----   -----    -----    -----   -----   -----   -----  -----

Less distributions:
   Dividends from net investment income ..........  (0.03)  (0.06)   (0.05)  (0.04)   (0.05)   (0.02)  (0.05)  (0.04)  (0.04) (0.05)
                                                    -----   -----    -----   -----    -----    -----   -----   -----   -----  -----

Net asset value, end of period ...................  $1.00   $1.00    $1.00   $1.00    $1.00    $1.00   $1.00   $1.00   $1.00  $1.00
                                                    =====   =====    =====   =====    =====    =====   =====   =====   =====  =====

Total return .....................................  2.73%   5.88%    4.83%   4.80%    4.95%    2.48%   5.62%   4.56%   4.54%  4.69%

Ratios/supplemental data
   Net assets, end of period (in millions) .......   $306    $151     $166    $140     $101     $457    $332    $293    $214   $150
   Ratio of expenses to average net assets .......  0.45%   0.47%    0.49%   0.49%    0.52%    0.70%   0.72%   0.74%   0.74%  0.77%
   Ratio of net investment income to average net
     assets ......................................  2.47%   5.73%    4.73%   4.70%    4.85%    2.39%   5.47%   4.50%   4.42%  4.60%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......  0.45%   0.47%    0.49%   0.49%    0.52%    0.70%   0.72%   0.74%   0.74%  0.77%

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES(1)
AND OFFICERS

                                                                                             NUMBER OF
                          POSITIONS                                                         PORTFOLIOS
                          HELD WITH                                                           IN FUND
NAME,                     TRUST AND            PRINCIPAL                                      COMPLEX    OTHER
ADDRESS(2)                LENGTH OF            OCCUPATION(S)                                 OVERSEEN    DIRECTORSHIPS
AND DATE OF BIRTH         SERVICE(3)           DURING PAST 5 YEARS                          BY TRUSTEE   HELD BY TRUSTEE
-----------------         ----------           -------------------                          ----------   ---------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann          Chairman of the      Founder and Chairman of the Board, Aquila        14       Director or trustee, OCC
New York, NY              Board of Trustees    Management Corporation, the sponsoring                    Cash Reserves, Inc., OCC
(05/12/29)                since 1984           organization and Manager or Administrator                 Accumulation Trust,
                                               and/or Adviser or Sub-Adviser to each fund                Oppenheimer Quest
                                               in the Aquilasm Group of Funds(5) and                     Value Funds Group,
                                               Founder, Chairman of the Board of Trustees                Oppenheimer Small Cap
                                               and (currently or until 1998) President of                Value Fund,Oppenheimer
                                               each since its establishment, beginning in                Midcap Fund, and
                                               1984; Director, Aquila Distributors, Inc.,                Oppenheimer Rochester
                                               distributor of the above funds, since 1981                Group of Funds.
                                               and formerly Vice President or Secretary,
                                               1981-1998; President and a Director, STCM
                                               Management Company, Inc., sponsor and
                                               investment adviser to Capital Cash
                                               Management Trust and Capital Cash U.S.
                                               Government Securities Trust; Trustee
                                               Emeritus, Brown University and active in
                                               university, school and charitable
                                               organizations.

Douglas Philpotts         Trustee since 1992   Retired; formerly Director, Chairman of          4        Director, Victoria Ward,
Honolulu, HI                                   the Board and President of Hawaiian Trust                 Limited; Trustee, Pacific
(11/21/31)                                     Company, Limited; present or former                       Capital Funds, which
                                               director of various Hawaii-based civic and                includes 8 bond and
                                               charitable organizations.                                 stock funds.

NON-INTERESTED TRUSTEES

William M. Cole           Trustee since 1984   President, Cole International, Inc.,             4        None
Westfield, NJ                                  financial and shipping consultants, since
(05/21/31)                                     1974; Chairman, Cole Group, a financial
                                               consulting and real estate firm.

Thomas W. Courtney        Trustee since 1984   President, Courtney Associates, Inc., a          5        Director or trustee, OCC
Sewickley, PA                                  venture capital firm, since 1988.                         Cash Reserves, Inc., OCC
(08/17/33)                                                                                               Accumulation Trust,
                                                                                                         Oppenheimer Quest
                                                                                                         Value Funds Group,
                                                                                                         Oppenheimer Small Cap
                                                                                                         Value Fund, Oppenheimer
                                                                                                         Midcap Fund, and
                                                                                                         Oppenheimer Rochester
                                                                                                         Group of Funds.



Richard W. Gushman, II    Trustee since 1993   President and Chief Executive Officer,           4        Trustee, Pacific Capital
Honolulu, HI                                   OKOA, Inc., a diversified Hawaii-based                    Funds, which includes 8
(02/28/46)                                     real estate organization with activities                  bond and stock funds;
                                               in the western U.S. and the Pacific Basin,                director, Outrigger Hotels
                                               since 1972; Managing Partner of Summit                    since 2000; director,
                                               Financial Resources, a Salt Lake City,                    Servco Pacific, Inc. and
                                               Utah-based financial services company;                    Oceanic Time-Warner since
                                               trustee, the Estate of James Campbell                     1998; director, American
                                               since 2000 and Chairman of the Board of                   Savings Bank since 2002.
                                               Trustees since 2002; trustee, University
                                               of Hawaii Foundation and Hawaii Pacific
                                               University since 1997; director, United
                                               Way of America since 1998; board member of
                                               the Boys & Girls Club of Honolulu, Aloha
                                               United Way, and other charitable and civic
                                               organizations.

Stanley W. Hong           Trustee since 1993   Vice President, Hawaii Area, Waste               4        Trustee, Pacific Capital
Honolulu, HI                                   Management, Inc. since 2002; trustee, The                 Funds, which includes
(04/05/36)                                     King William Charles Lunalilo Trust Estate                8 bond and stock
                                               since 2001; President and Chief Executive                 funds; director, Central
                                               Officer, The Chamber of Commerce of                       Pacific Bank.
                                               Hawaii, 1996-2001; business consultant
                                               since 1994; director, Hawaii Public
                                               Television Foundation since 1998; Regent,
                                               Chaminade University of Honolulu and
                                               director of several community
                                               organizations.

Theodore T. Mason         Trustee since 1984   Executive Director, East Wind Power              7        Trustee, OCC Cash
New York, NY                                   Partners LTD since 1994 and Louisiana                     Reserves, Inc. and OCC
(11/24/35)                                     Power Partners, LLC since 1999; President,                Accumulation Trust.
                                               Alumni Association of SUNY Maritime
                                               College since 2002 (First Vice President,
                                               2000-2001, Second Vice President,
                                               1998-2000) and Director of the same
                                               organization since 1997; Director, STCM
                                               Management Company, Inc., since 1973;
                                               twice national officer of Naval Reserve
                                               Association, Commanding Officer of four
                                               naval reserve units and Captain, USNR
                                               (Ret); director, The Navy League of the
                                               United States New York Council since 2002;
                                               trustee, The Maritime Industry Museum at
                                               Fort Schuyler and the Maritime College at
                                               Fort Schuyler Foundation, Inc. since 2000.

Russell K. Okata          Trustee since 1993   Executive Director, Hawaii Government            4        Trustee, Pacific Capital
Honolulu, HI                                   Employees Association AFSCME Local 152,                   Funds, which includes 8
(03/22/44)                                     AFL-CIO since 1970; International Vice                    bond and stock funds;
                                               President, American Federation of State,                  Chairman, Royal State
                                               County and Municipal Employees, AFL-CIO                   Insurance Group.
                                               since 1981; director of various civic and
                                               charitable organizations.


Oswald K. Stender         Trustee since 1993   Director, Hawaiian Electric Industries,          4        Trustee, Pacific Capital
Honolulu, HI                                   Inc., a public utility holding company,                   Funds, which includes 8
(10/08/31)                                     since 1993; Trustee, the Bernice Pauahi                   bond and stock funds.
                                               Bishop Estate 1990-1999; Trustee, Office
                                               of Hawaiian Affairs and a member or
                                               trustee of several community
                                               organizations.

OFFICERS

Diana P. Herrmann         President            President and Chief Operating Officer of         9        None
New York, NY              since 1998           the Manager since 1997, a Director since
(02/25/58)                                     1984, Secretary since 1986 and previously
                                               its Executive Vice President, Senior Vice
                                               President or Vice President, 1986-1997;
                                               President, Senior Vice President or
                                               Executive Vice President of the Aquilasm
                                               Group of Funds since 1986; Director of the
                                               Distributor since 1997; trustee, Reserve
                                               Money-Market Funds, 1999-2000 and Reserve
                                               Private Equity Series, 1998-2000; active
                                               in mutual fund and trade organizations and
                                               in charitable and volunteer organizations.

Charles E. Childs III     Senior Vice          Senior Vice President, corporate                N/A       N/A
New York, NY              President since      development, formerly Vice President,
(04/01/57)                1988                 Assistant Vice President and Associate of
                                               the Manager/Administrator since 1987;
                                               Senior Vice President, Vice President or
                                               Assistant Vice President of the
                                               Money-Market Funds since 1988.

Sherri Foster             Vice President       Senior Vice President, Hawaiian Tax-Free        N/A       N/A
Lahaina, HI               since 1997           Trust since 1993; Vice President or
(07/27/50)                                     Assistant Vice President of four Aquila
                                               Cash and Equity Funds; Registered
                                               Representative of the Distributor since
                                               1985.

John M. Herndon           Vice President       Assistant Secretary of the Aquilasm Group       N/A       N/A
New York, NY              since 1990 and       of Funds since 1995 and Vice President of
(12/17/39)                Assistant Secretary  the five Aquila Money-Market Funds since
                          since 1995           1990; Vice President of the Manager since
                                               1990.

Rose F. Marotta           Chief Financial      Chief Financial Officer of the Aquilasm         N/A       N/A
New York, NY              Officer since        Group of Funds since 1991 and Treasurer,
05/08/24)                 1991                 1981-1991; Treasurer and Director, STCM
                                               Management Company, Inc., since 1974;
                                               Treasurer of the Manager since 1984 and of
                                               the Distributor, 1985-2000.



Joseph P. DiMaggio        Treasurer since      Treasurer of the Aquilasm Group of Funds        N/A       N/A
New York, NY              2000                 and the Distributor since 2000;
(11/06/56)                                     Controller, Van Eck Global Funds,
                                               1993-2000.

Edward M. W. Hines        Secretary since      Partner, Hollyer Brady Smith & Hines LLP,       N/A       N/A
New York, NY              1984                 legal counsel to the Trust, since 1989;
(12/16/39)                                     Secretary of the Aquilasm Group of Funds.

Robert W. Anderson        Assistant Secretary  Compliance Officer of the Manager since         N/A       N/A
New York, NY              since 2000           1998 and Assistant Secretary of the
(08/23/40)                                     Aquilasm Group of Funds since 2000;
                                               Consultant, The Wadsworth Group,
                                               1995-1998.

Lori A. Vindigni          Assistant Treasurer  Assistant Treasurer of the Aquilasm Group       N/A       N/A
New York, NY              since 2000           of Funds since 2000; Assistant Vice
(11/02/66)                                     President of the Manager since 1998; Fund
                                               Accountant for the Aquilasm Group of
                                               Funds, 1995-1998.

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(1)   The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Pacific Capital Funds of Cash Assets Trust, 380 Madison Avenue, New York, NY 10017

(3) Each Trustee holds office until the next annual meeting of shareholders or until his successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the Investment Company Act of 1940 (the "1940 Act") as an officer of the Trust and a director, officer and shareholder of the Distributor. Mr. Philpotts is an interested person of the Trust, as that term is so defined, as a shareholder of the Adviser's corporate parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund and Aquila Rocky Mountain Equity Fund are called the "Aquila Equity Funds"; considered together, these 14 funds are called the "Aquilasm Group of Funds." In this material, the Asset Management Group of Bank of Hawaii, investment adviser to the Trust, is called the "Adviser"; Aquila Management Corporation, the Administrator of the Trust, is called the "Manager" and Aquila Distributors, Inc., the Distributor of the Trust, is called the "Distributor."

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended March 31, 2002, the Federal tax status of the total amount of dividends paid by each of the investment portfolios comprising Cash Assets Trust is as follows:

              FUND                                     FEDERAL TAX STATUS
-------------------------------------------         ------------------------
Pacific Capital Cash Assets Trust                   Ordinary dividend income
Pacific Capital Tax-Free Cash Assets Trust                     *
Pacific Capital U.S. Government Securities
   Cash Assets Trust                                Ordinary dividend income

     Prior to January 31, 2002, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2001 CALENDAR YEAR.

* Substantially all dividends paid by this Fund constitutes exempt interest dividends.